TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in the tax, labor and civil provisions:
Balance at the beginning of the year	R$ 2,185,825
Balance at the end of the year	2,328,849	R$ 2,185,825
Provisions
Changes in the tax, labor and civil provisions:
Balance at the beginning of the year	2,185,825	2,026,003	R$ 1,741,026
Additions	223,883	208,219	385,662
Interests	153,413	157,227	194,170
Payments and reversal of accrued amounts	(234,698)	(205,202)	(293,536)
Foreign exchange effect on provisions in foreign currency	426	(422)	(1,319)
Balance at the end of the year	R$ 2,328,849	R$ 2,185,825	R$ 2,026,003